Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions, shares in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2019	Aug. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Consolidated statement of changes in equity
Impact of the Group's cash flow hedges, net gain (loss) deferred to other comprehensive income			€ 4,113	€ 1,555	€ (1,811)
Net gain (loss) recycled to the income statement			408	1,279	(1,460)
Reissue of treasury shares	799.1	729.1
Reissue of treasury shares, value	€ 1,742	€ 1,742
Tax credit related to issue of mandatory convertible bonds			€ 0	€ 8	€ 4